DEFINED BENEFIT PENSION OBLIGATION - Contributions and payments (Details) - Swiss Defined Benefit Plan - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 42,654	$ 31,810
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2022	22,318
2023	22,542
2024	22,766
2025	22,994
2026	23,225
2027-2031	117,282
Total future payments, next 10 years	231,127
Defined Benefit Plan, Expected Future Employer Contributions [Abstract]
Estimated employer contribution to the defined benefit pension plan for fiscal year 2022	$ 99,879